Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000025035 | 1543
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000025035 | 21377
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000025035 | 26528
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000025035 | 24702
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000025035 | 26065
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000025035 | 249
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000025035 | 228
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000025035 | 214
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000025035 | 13353
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000025035 | 25449
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000025035 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000025035 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000025035 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000025035 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000025035 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000025035 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000025035 | Financials
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000025035 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000025035 | Government
Holdings [Line Items]
Percent of Net Asset Value	80.60%
C000025038 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000025038 | Reliance Industries Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000025038 | MercadoLibre, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000025038 | SK Hynix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000025038 | Prosus NV
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000025038 | Lion Finance Group PLC
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000025038 | Samsung Electronics Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000025038 | Tencent Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000025038 | Phoenix Mills Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000025038 | HDFC Bank Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000025038 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000025038 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000025038 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000025038 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000025038 | Financials
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000025038 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000025038 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000025038 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000025038 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000025038 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000025038 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000025040 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000025040 | Reliance Industries Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000025040 | MercadoLibre, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000025040 | SK Hynix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000025040 | Prosus NV
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000025040 | Lion Finance Group PLC
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000025040 | Samsung Electronics Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000025040 | Tencent Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000025040 | Phoenix Mills Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000025040 | HDFC Bank Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000025040 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000025040 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000025040 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000025040 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000025040 | Financials
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000025040 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000025040 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000025040 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000025040 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000025040 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000025040 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000125662 | Agnico Eagle Mines Ltd.
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000125662 | Alamos Gold, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000125662 | Kinross Gold Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000125662 | Newmont Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000125662 | Lundin Gold, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000125662 | Anglogold Ashanti PLC
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000125662 | Wheaton Precious Metals Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000125662 | Franco-Nevada Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000125662 | SPDR Gold MiniShares Trust
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000125662 | G Mining Ventures Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000125662 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000125662 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000125662 | Silver
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000125662 | Gold
Holdings [Line Items]
Percent of Net Asset Value	97.40%
C000025041 | Agnico Eagle Mines Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000025041 | Kinross Gold Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000025041 | Shell PLC
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000025041 | Exxon Mobil Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000025041 | JBS NV
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000025041 | Freeport-McMoRan, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000025041 | Corteva, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000025041 | Nutrien Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000025041 | TotalEnergies SE
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000025041 | FMC Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000025041 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000025041 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000025041 | Industrials & Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000025041 | Other Materials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000025041 | Renewables & Alternatives
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000025041 | Paper & Forest
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000025041 | Gold & Precious Metals
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000025041 | Agriculture
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000025041 | Base & Industrial Metals
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000025041 | Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	31.30%
C000025043 | Agnico Eagle Mines Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000025043 | Kinross Gold Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000025043 | Shell PLC
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000025043 | Exxon Mobil Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000025043 | JBS NV
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000025043 | Freeport-McMoRan, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000025043 | Corteva, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000025043 | Nutrien Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000025043 | TotalEnergies SE
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000025043 | FMC Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000025043 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
C000025043 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000025043 | Industrials & Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000025043 | Other Materials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000025043 | Renewables & Alternatives
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000025043 | Paper & Forest
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000025043 | Gold & Precious Metals
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000025043 | Agriculture
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000025043 | Base & Industrial Metals
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000025043 | Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	31.30%

[1]	Amount is less than 0.05%
[2]	Amount is less than 0.05%